(Loss) Income Per Share of Common Stock - Schedule of Potentially Dilutive Securities Excluded from Computation (Parenthetical) (Detail)	May 31, 2013	Nov. 30, 2012	May 31, 2012	Nov. 30, 2011	Nov. 30, 2010
Convertible subordinated debentures bearing interest at 4.0625% maturing in December 2034 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest on debt instrument	4.0625%	4.0625%	4.0625%	4.0625%	4.0625%
4% Convertible Subordinated Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest on debt instrument		4.00%		4.00%	4.00%